TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 72,737	$ 79,436	$ 78,933
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	5,451	577	4,192
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	14,818	6,925	10,666
Decrease relating to reversal of prior years' tax position	(5,548)	(1,821)	(14,102)
Decrease relating to expiration of applicable statute of limitations	(13,090)	(9,220)	(4,586)
Foreign currency translation adjustments	(1,116)	(3,160)	4,333
Disposal of subsidiaries	(2,440)
Balance at end of year	$ 70,812	$ 72,737	$ 79,436